January 19, 2012

Supplement

SUPPLEMENT DATED JANUARY 19, 2012 TO THE STATEMENT OF
ADDITIONAL INFORMATION OF
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Dated December 30, 2011

The first bullet point under the second paragraph under the section of the Fund's Statement of Additional Information entitled "II. Description of the Fund and Its Investments and Risks — D. Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

•  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month; and

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.